Analysis of Allowance for Doubtful Accounts (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	$ 4,157,614	$ 673,242	$ 1,597,556
Charged to expenses	1,064,477	3,705,557	58,517
Charges taken against allowance	(1,094,144)	(221,185)	(982,831)
Balance at end of the year	$ 4,127,947	$ 4,157,614	$ 673,242